OPTIONS AND NONVESTED SHARES	12 Months Ended
Dec. 31, 2019
OPTIONS AND NONVESTED SHARES
OPTIONS AND NONVESTED SHARES

NOTE 14 – OPTIONS AND NONVESTED SHARES

Options

Effective May 9, 2008, the Board of Directors adopted the China Biologic 2008 Equity Incentive Plan, (“the 2008 Plan”). The 2008 Plan provides for grants of stock options, stock appreciation rights, performance units, restricted stock, restricted stock units and performance shares. A total of five million shares of the Company’s ordinary share may be issued pursuant to the 2008 Plan. The exercise price per share for the shares to be issued pursuant to an exercise of a stock option will be no less than the fair market value per share on the grant date, except that, in the case of an incentive stock option granted to a person who holds more than 10% of the total combined voting power of all classes of the Company’s stock or any of its subsidiaries, the exercise price will be no less than 110% of the fair market value per share on the grant date. All the options to be granted will have 10-year terms. The 2008 Plan expired on May 9, 2018 and all ordinary shares reserved under the 2008 Plan had been granted.

For the years ended December 31, 2019, 2018 and 2017, no stock options to purchase ordinary share were granted to any directors or employees.

A summary of stock options activity for the years ended December 31, 2019, 2018 and 2017 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Contractual	Aggregate
	Options	Price	Term in years	Intrinsic Value
		USD		USD
Outstanding as of January 1, 2017	314,491	10.32	3.84	30,568,083
Granted	—	—
Exercised	(85,242)	10.18		(7,868,258)
Forfeited and expired	—	—
Outstanding as of December 31, 2017	229,249	10.37	2.61	15,168,276
Granted	—	—
Exercised	(121,945)	9.71		(9,137,231)
Forfeited and expired	—	—
Outstanding as of December 31, 2018	107,304	11.13	2.28	7,570,681
Granted	—	—
Exercised	(49,900)	12.26		(3,910,884)
Forfeited and expired	—	—
Outstanding as of December 31, 2019	57,404	10.14	1.93	4,106,623
Vested as of December 31, 2019	57,404	10.14	1.93	4,106,623
Exercisable as of December 31, 2019	57,404	10.14	1.93	4,106,623

For the years ended December 31, 2019, 2018 and 2017, no stock compensation expense relating to stock options was recorded in general and administrative expenses by the Company.

Nonvested shares

For the years ended December 31, 2019, 2018 and 2017, nonvested shares were granted to certain directors and employees (collectively, the “Participant”). Pursuant to the nonvested share grant agreements between the Company and the Participant, the Participant will have all the rights of a shareholder with respect to the nonvested shares. The nonvested shares granted to directors generally vest in one or two years. The nonvested shares granted to employees generally vest in four years.

A summary of nonvested shares activity for the year ended December 31, 2019, 2018 and 2017 is as follow:

	Number of	Grant date weighted
	nonvested shares	average fair value
		USD
Outstanding as of January 1, 2017	912,650	104.51
Granted	356,150	89.94
Vested	(353,694)	91.32
Forfeited	(1,080)	98.20
Outstanding as of December 31, 2017	914,026	103.95
Granted	333,620	79.23
Vested	(256,830)	100.91
Forfeited	(385,425)	98.86
Outstanding as of December 31, 2018	605,391	94.85
Granted	—	—
Vested	(244,481)	100.93
Forfeited	(6,300)	96.71
Outstanding as of December 31, 2019	354,610	90.63

For the years ended December 31, 2019, 2018 and 2017, the Company recorded stock compensation expense in the amount of $22,317,649, $23,130,570 and $33,903,283 relating to nonvested shares in general and administrative expenses, respectively.

As of December 31, 2019, approximately $21,964,345 of stock compensation expense with respect to nonvested shares is to be recognized over weighted average period of approximately 1.72 years.

Restricted share units

Effective May 10, 2019, the Board of Directors adopted the China Biologic 2019 Equity Incentive Plan, (“the 2019 Plan”). The 2019 Plan provides for grants of stock options, restricted shares, restricted share units, share appreciation rights, and other share-based awards. A maximum of 1,650,000 Shares will be available for issuance under the 2019 Plan. The shares may be authorized and unissued Shares or shares now held or subsequently acquired by the Company. For the years ended December 31, 2019, restricted share units were granted to certain directors and employees (collectively, the “Participant”). Pursuant to the restricted share units grant agreements between the Company and the Participant, the Participant will not have any of the rights of a shareholder with respect to the restricted share units until vested. The restricted share units granted to directors generally vest in one or two years. The restricted share units granted to employees generally vest in four years.

A summary of restricted share units activity for the year ended December 31, 2019 is as follow:

	Number of	Grant date weighted
	restricted share units	average fair value
USD
Outstanding as of January 1, 2019	—	—
Granted	407,786	96.78
Vested	—	—
Forfeited	—	—
Outstanding as of December 31, 2019	407,786	96.78

For the years ended December 31, 2019, the Company recorded stock compensation expense in the amount of $4,282,366 relating to restricted share units in general and administrative expenses.

As of December 31, 2019, approximately $35,183,796 of stock compensation expense with respect to restricted shares units is to be recognized over weighted average period of approximately 3.50 years.